Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory rate	34.00%	34.00%
State income taxes, net of federal benefit	5.80%	5.80%
Decrease in income taxes resulting from:
Change in valuation allowance	(39.80%)	(39.80%)
Effective tax rate	0.00%	0.00%